Columbia Overseas Core Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Core Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Australia 4.1%
Northern Star Resources Ltd.	1,089,386	19,587,480
Paladin Energy Ltd.(a)	1,548,121	8,275,750
Santos Ltd.	2,530,056	10,678,452
Total		38,541,682
Austria 0.8%
Kontron AG	251,070	7,042,330
Belgium 0.3%
Galapagos NV, ADR(a)	96,583	3,024,980
Brazil 1.5%
Cosan SA(a)	1,995,169	2,287,519
Itaú Unibanco Holding SA, ADR	1,542,657	12,032,725
Total		14,320,244
Canada 4.3%
Finning International, Inc.	138,437	7,409,988
NexGen Energy Ltd.(a)	649,864	5,822,781
Pan American Silver Corp.(b)	220,798	10,083,845
Vermilion Energy, Inc.	478,398	4,434,750
Whitecap Resources, Inc.	1,562,629	13,049,397
Total		40,800,761
China 2.0%
Ping An Insurance Group Co. of China Ltd., Class H	2,645,000	19,357,235
Denmark 1.5%
ISS A/S	227,996	7,538,001
Novo Nordisk A/S, Class B	142,260	7,045,127
Total		14,583,128
Finland 1.7%
Nokia OYJ	902,068	5,493,704
UPM-Kymmene OYJ	383,306	10,464,465
Total		15,958,169
France 6.2%
AXA SA	313,461	14,161,473
Cie de Saint-Gobain SA	103,259	10,305,966
Eiffage SA	89,041	12,303,487
Sanofi SA	149,325	14,893,296
Common Stocks (continued)
Issuer	Shares	Value ($)
TotalEnergies SE	105,215	6,921,757
Total		58,585,979
Germany 3.0%
Duerr AG	133,251	3,012,391
Fresenius Medical Care AG	165,731	7,921,673
KION Group AG	135,905	10,185,839
Siemens AG, Registered Shares	21,486	5,698,168
TeamViewer SE(a)	291,932	1,958,180
Total		28,776,251
Greece 3.2%
JUMBO SA	386,344	12,265,331
National Bank of Greece SA	1,171,883	18,363,169
Total		30,628,500
Hong Kong 2.2%
BOC Hong Kong Holdings Ltd.	2,651,500	12,800,949
WH Group Ltd.	7,464,902	7,817,491
Total		20,618,440
Ireland 1.5%
AIB Group PLC	1,348,548	13,875,764
Israel 1.9%
Check Point Software Technologies Ltd.(a)	97,866	18,278,433
Italy 2.9%
BPER Banca SPA	417,423	5,030,261
Buzzi SpA	236,577	14,592,115
PRADA SpA	1,386,000	8,229,578
Total		27,851,954
Japan 23.9%
Amano Corp.	185,400	4,995,224
Furuno Electric Co., Ltd.	62,800	3,532,699
Hitachi Ltd.	332,700	10,595,144
IHI Corp.	207,500	3,702,751
ITOCHU Corp.	208,700	12,517,644
Kakaku.com, Inc.	336,700	4,970,293
Kinden Corp.	219,100	9,099,008
Komatsu Ltd.	171,000	5,617,241
Macnica Holdings, Inc.	653,800	9,719,285

Columbia Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MatsukiyoCocokara & Co.	764,900	14,151,666
Mitsubishi UFJ Financial Group, Inc.	1,056,700	16,568,572
Niterra Co., Ltd.	326,700	14,127,350
Nomura Holdings, Inc.	1,072,700	8,102,171
Otsuka Corp.	435,000	8,602,495
Sankyo Co., Ltd.	873,300	15,112,860
Sanwa Holdings Corp.	260,100	6,707,902
Shimamura Co., Ltd.	164,900	11,818,349
Ship Healthcare Holdings, Inc.	305,100	5,062,655
Sumitomo Corp.	202,900	6,373,455
Sumitomo Metal Mining Co., Ltd.	244,900	8,055,462
Suzuken Co., Ltd.	289,700	11,266,668
TBS Holdings, Inc.	369,700	13,779,532
TOPPAN Holdings, Inc.	344,400	11,118,879
Toyota Tsusho Corp.	119,400	3,870,072
USS Co., Ltd.	638,900	7,124,829
Total		226,592,206
Kazakhstan 0.7%
Kaspi.KZ JSC, ADR(a)	87,747	6,783,721
Netherlands 8.3%
ASM International NV	23,032	12,740,809
ASR Nederland NV	202,405	13,665,997
ING Groep NV	868,168	22,510,716
Koninklijke Ahold Delhaize NV	245,191	10,150,523
Prosus NV, Class N(a)	310,453	19,572,197
Total		78,640,242
Norway 0.8%
SalMar ASA	127,889	7,483,118
Poland 1.7%
Powszechna Kasa Oszczednosci Bank Polski SA	752,142	15,947,898
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	33,398	—
Singapore 0.8%
Venture Corp., Ltd.	689,200	7,955,447
South Africa 0.6%
Impala Platinum Holdings Ltd.	479,990	6,040,738
South Korea 2.4%
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsung Electronics Co., Ltd.	226,722	15,571,915
Youngone Corp.	114,100	6,788,665
Total		22,360,580
Spain 1.5%
Endesa SA	402,813	14,611,051
Switzerland 2.1%
Landis+Gyr Group AG(a)	79,346	5,151,708
Nestlé SA, Registered Shares	53,284	5,299,651
Novartis AG, Registered Shares	73,827	9,631,477
Total		20,082,836
Taiwan 2.6%
Parade Technologies Ltd.	342,000	7,226,976
Taiwan Semiconductor Manufacturing Co., Ltd.	370,000	17,059,361
Total		24,286,337
United Arab Emirates 1.3%
Emaar Properties PJSC	3,363,158	12,185,179
United Kingdom 7.9%
AstraZeneca PLC, ADR	252,038	23,368,963
Flutter Entertainment PLC(a)	48,904	10,211,644
Imperial Brands PLC	214,136	9,096,653
JD Sports Fashion PLC	5,936,684	6,079,847
Marks & Spencer Group PLC	3,623,657	16,681,904
TP Icap Group PLC	2,853,636	9,620,119
Total		75,059,130
United States 6.4%
ACADIA Pharmaceuticals, Inc.(a)	75,500	1,890,520
Burford Capital Ltd.	577,765	5,529,211
Energy Fuels, Inc.(a)	237,418	3,418,819
Jazz Pharmaceuticals PLC(a)	43,240	7,633,157
JBS NV, Class A(a)	463,574	6,809,902
Primo Brands Corp., Class A	742,142	11,644,208
Roche Holding AG, Genusschein Shares	15,790	6,049,202
Shell PLC	474,513	17,438,792
Total		60,413,811
Total Common Stocks (Cost $700,028,159)		930,686,144

Columbia Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, November 30, 2025 (Unaudited)
Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
United States 0.9%
iShares MSCI EAFE ETF	84,386	8,032,703
Total Exchange-Traded Equity Funds (Cost $7,964,228)		8,032,703

Money Market Funds 0.0%

Columbia Short-Term Cash Fund, 4.061%(g),(h)	295,776	295,688
Total Money Market Funds (Cost $295,628)		295,688
Total Investments in Securities (Cost $708,288,015)		939,014,535
Other Assets & Liabilities, Net		9,868,393
Net Assets		$948,882,928
At November 30, 2025, securities and/or cash totaling $2,003,743 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,195,000 NZD	7,488,163 USD	Barclays	01/05/2026	—	(97,221)
13,075,476 USD	133,643,000 NOK	Barclays	01/05/2026	131,524	—
6,711,000 NZD	3,809,298 USD	Citi	01/05/2026	—	(48,641)
38,358,846 USD	58,914,000 AUD	Citi	01/05/2026	249,815	—
46,768,396 USD	35,837,000 GBP	Citi	01/05/2026	669,256	—
5,490,846 USD	857,198,000 JPY	Citi	01/05/2026	18,039	—
9,352,896 USD	89,149,000 SEK	Citi	01/05/2026	110,187	—
64,409,000 CAD	45,786,522 USD	HSBC	01/05/2026	—	(390,199)
6,543,153 USD	42,327,000 DKK	HSBC	01/05/2026	48,278	—
5,435,876,000 JPY	35,484,709 USD	Morgan Stanley	01/05/2026	550,400	—
9,401,169,000 KRW	6,539,243 USD	Morgan Stanley	01/05/2026	121,526	—
6,878,733,000 KRW	4,691,538 USD	Morgan Stanley	01/05/2026	—	(4,236)
947,315,000 TWD	30,690,571 USD	Morgan Stanley	01/05/2026	524,632	—
7,091,000 AUD	4,582,176 USD	State Street	01/05/2026	—	(64,835)
3,976,000 CAD	2,847,505 USD	State Street	01/05/2026	—	(3,007)
23,383,871 USD	18,807,000 CHF	State Street	01/05/2026	140,273	—
1,911,943 USD	1,516,000 CHF	State Street	01/05/2026	—	(15,702)
12,150,000 SGD	9,335,562 USD	UBS	01/05/2026	—	(65,538)
24,298,529 USD	21,071,000 EUR	UBS	01/05/2026	198,404	—
3,756,787 USD	578,115,000 JPY	UBS	01/05/2026	—	(41,461)
Total				2,762,334	(730,840)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Pan American Silver Corp.	Morgan Stanley	USD	(2,014,047)	(441)	45.00	12/19/2025	(33,287)	(114,660)

Columbia Overseas Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Core Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	1,846,914	164,444,563	(165,995,564)	(225)	295,688	145	157,877	295,776
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Overseas Core Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT297_02_T01_(01/26)